Goodwill and Other Intangible Assets, Net (Details) - Schedule of Carrying Amount of Goodwill - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Mar. 09, 2022
Schedule of Carrying Amount of Goodwill [Abstract]
Balance	$ 4,895		$ 4,676
Acquisition		[1]	219	[1]	$ 219
Impairment of Goodwill
Balance	$ 4,895		$ 4,895

[1]	Regarding intangibles acquired as part of business combination transaction during 2023, see Note 3 above.